Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits
Schedule of information about employee benefits

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Salaries	31,706	16,969	16,918
Social charges	3,027	1,799	1,363
Pension charges	490	444	497
Share-based payment (see note 16)	4,886	3,968	2,611
Other	632	603	1,152
Total employee benefits	40,741	23,783	22,541

Schedule of information about employee benefits by expense

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Selling, general and administrative expenses	26,185	10,665	8,738
Research & development expenses	14,556	13,118	13,803
Total employee benefits	40,741	23,783	22,541

Schedule of information about employees

	As at December 31
(in FTE’s)	2025	2024	2023
Selling, general & administration	81.2	56.5	40.4
Research & Development	72.5	127.1	106.4
Total	153.7	183.6	146.8